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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]: Amendment Number: ______

   This Amendment (Check only one):     [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:

     Richard Pender            Chevy Chase,
                                 Maryland               04/24/08
--------------------------  ---------------------  --------------------
      [Signature]              [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: 1,217,759
                                       (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                        -------------- --------- --------- ------------------ ---------- -------- ----------------
                                                                                                          VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                  TITLE OF CLASS  CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                  -------------- --------- --------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN INTERNATIONAL GROUP            COMMON 026874107     9,731   225,000 SH  N/A     SOLE      N/A     X    N/A   N/A
APPLE INC                               COMMON  37833100    14,350   100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
BJ SERVICES COMPANY                     COMMON  55482103    11,404   400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
BOEING COMPANY                          COMMON  97023105    10,412   140,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CANADIAN NATIONAL RAILWAY CO            COMMON 136375102     6,523   135,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CANON INC                                  ADR 138006309    10,433   225,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CARDINAL HEALTH INC                     COMMON 14149Y108    10,502   200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CHESAPEAKE ENERGY CORP                  COMMON 165167107    10,384   225,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CISCO SYSTEMS INC                       COMMON 17275R102    13,250   550,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CITIGROUP INC                           COMMON 172967101     8,568   400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
COMCAST CORP                              CL A 20030N101     6,769   350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CVS CAREMARK CORPORATION                COMMON 126650100    10,128   250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY                         COMMON 244199105    14,077   175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO                      COM DISNEY 254687106    13,337   425,000 SH  N/A     SOLE      N/A     X    N/A   N/A
EBAY INC                                COMMON 278642103     4,476   150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENENTECH INC                       COMMON NEW 368710406    14,207   175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENERAL ELECTRIC COMPANY                COMMON 369604103    13,879   375,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST                    MSCI EAFE IDX 464287465       359     5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST                   MSCI EMERG MKT 464287234   248,603 1,850,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST                   RUSSELL1000GRW 464287614    54,440 1,000,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JACOBS ENGINEERING GROUP INC            COMMON 469814107     6,255    85,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JOHNSON & JOHNSON                       COMMON 478160104    14,596   225,000 SH  N/A     SOLE      N/A     X    N/A   N/A
LOWE'S COS INC                          COMMON 548661107     3,441   150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MARKET VECTORS ETF TRUST           AGRIBUS ETF 57060U605     5,897   110,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MARVEL ENTERTAINMENT INC                COMMON 57383T103    10,046   375,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MOODYS CORPORATION                      COMMON 615369105    13,061   375,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NRG ENERGY INC                      COMMON NEW 629377508    10,722   275,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PEABODY ENERGY CORP                     COMMON 704549104    10,710   210,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PROCTER & GAMBLE COMPANY                COMMON 742718109    10,511   150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
QUALCOMM INC                            COMMON 747525103       859    20,950 SH  N/A     SOLE      N/A     X    N/A   N/A
RAYMOND JAMES FINANCIAL INC             COMMON 754730109     6,894   300,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SCHLUMBERGER LTD                        COMMON 806857108    11,310   130,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SLM CORP                                COMMON 78442P106     4,989   325,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR TRUST                          UNIT SER 1 78462F103   560,873 4,250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SYMANTEC CORPORATION                    COMMON 871503108     6,648   400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SYSCO CORP                              COMMON 871829107    10,157   350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
UNION PACIFIC CORP                      COMMON 907818108     3,135    25,000 SH  N/A     SOLE      N/A     X    N/A   N/A
WAL-MART STORES INC                     COMMON 931142103    10,536   200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
WALGREEN CO                             COMMON 931422109    10,475   275,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ZIMMER HOLDINGS INC                     COMMON 98956P102     9,733   125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ADOLOR CORPORATION                      COMMON 00724X102        86    18,750 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS INC             COMMON 528872104     1,422   703,997 SH  N/A     SOLE      N/A     X    N/A   N/A
MIDDLEBROOK PHARMACEUTICALS INC         COMMON 596087106       773   192,797 SH  N/A     SOLE      N/A     X    N/A   N/A
FAVRILLE INC                            COMMON 312088404       241   151,788 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT INC                            COMMON 98411C100     1,008    24,900 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC              COMMON 015384100     3,847   559,147 SH  N/A     SOLE      N/A     X    N/A   N/A
DOUGLAS EMMETT INC                      COMMON 25960P109     3,705   167,955 SH  N/A     SOLE      N/A     X    N/A   N/A
                                                         1,217,759
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